Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 927,170	$ 277,856
Accrued research and development expenses	228,110	65,204
Employee compensation, benefits and related accruals	280,254	417,927
Accrued general and administrative expenses	407,793	469,858
Accounts payable and accrued liabilities	$ 1,843,327	$ 1,230,845